Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

CMA CGM is presented as a related party due to the fact that as of December 31, 2021 and December 31, 2020, it was a shareholder, owning Class A common shares representing 8.4% and 11.13% of voting rights, respectively, in the Company. Amounts due to and from CMA CGM companies are shown within amounts due to or from related parties in the Consolidated Balance Sheets.

Time Charter Agreements

A number of the Company’s time charter arrangements are with CMA CGM, representing 33.8% of gross revenues in the year ended December 31, 2021. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. Revenues generated from charters to CMA CGM are disclosed separately in the Consolidated Statements of Income. The outstanding receivables due from CMA CGM are presented in the Consolidated Balance Sheets under "Due from related parties" totaling $1,202 and $1,278 as of December 31, 2021 and December 31, 2020, respectively. Any outstanding fees due to CMA CGM are presented in the Consolidated Balance Sheets under "Due to related parties" totaling to $502 and $nil as of December 31, 2021 and 2020, respectively.

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently a number of ship management agreements with Technomar under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including the arrangement and management of dry-docking. As of December 31, 2021, and 2020, Technomar provides all day-to-day technical ship management services for all but Twelve Vessels which were delivered in July 2021. Another third party provided such management on the 12 ships, from the time of their delivery in July 2021 upon change of management for six of them in September 2021. During September 2021, management for six out of the 12 vessels was transferred to Technomar as well, and the remaining six vessels were continued to be outsourced for day-to-day technical management to a third party manager for the provision of crew, lubricating oils and routine maintenance. The management fees charged to the Company by third party managers for the year ended December 31, 2021, amounted to $834 (year ended December 31, 2020: $0) and are shown in vessel operating expenses in the Consolidated Statements of Income. Technomar continues to supervise management for the six outsourced vessels.

The management fees charged to the Company by Technomar and CMA Ships for the year ended December 31, 2021, amounted to $15,294 and $nil, respectively (2020: Technomar-$12,580 and CMA Ships-$nil and 2019: Technomar-$9,160 and CMA Ships-$720) and are shown in vessel operating expenses-related parties in the Consolidated Statements of Income. As of December 31, 2021, no outstanding fees are presented due to Technomar (December 31, 2020: $nil). Additionally, as of December 31, 2021, outstanding receivables due from Technomar and CMA Ships totaling to $1,785 and $10 respectively are presented under “Due from related parties” (December 31, 2020: Technomar: $184 and CMA Ships: $10).

14.	Related Party Transactions (continued)

Ship Management Agreements (continued)

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company and is presented as a related party, as the Company’s Executive Chairman is the sole beneficial owner. Under the management agreements, Conchart, is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments, developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions. For the 19 vessels that the Company acquired as a result of the Poseidon Transaction, excluding the Argos, the agreements were effective from the date of the completion of the Poseidon Transaction; for the 19 vessels that were owned by the Company prior to the consummation of the Poseidon Transaction till refinance of 2022 Notes which took place on January 2021, an EBSA agreement was in place that was terminated and replaced with commercial management agreements also same agreements applied to all vessels delivered up to December 31, 2021; for all new acquired vessels during 2019 and going forward, the agreements were effective upon acquisition.

The fees charged to the Company by Conchart for the year ended December 31, 2021 amounted to $3,583 (2020: $2,446 and 2019: $1,845) and are disclosed within time charter and voyage expenses-related parties in the Consolidated Statements of Income.

Any outstanding fees due to Conchart are presented in the Consolidated Balance Sheets under "Due to related parties" totaling to $41 and $225 as of December 31, 2021 and 2020, respectively.